SUPPLEMENTAL BALANCE SHEET INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
SUPPLEMENTAL BALANCE SHEET INFORMATION
Schedule of other assets and liabilities

(In thousands)	December 31, 2014	December 31, 2013
	(Successor)	(Successor)
Other current assets:
Prepaid rent	$39,021	$37,839
Income taxes receivable	3,029	3,871
Prepaid insurance and other	16,512	18,578
Merchandise inventory	10,516	10,645
Other	15,265	9,891

	$84,343	$80,824

Other long-term assets:
Investments in real estate	$11,300	$10,733
Deferred financing costs	13,129	7,841
Investments in equity method investees	332,440	327,910
Computer software	38,619	39,237
Investment in RealD Inc. common stock	14,429	10,442
Other	7,687	6,341

	$417,604	$402,504

Accrued expenses and other liabilities:
Taxes other than income	$47,988	$46,251
Interest	13,649	9,783
Payroll and vacation	10,901	21,697
Current portion of casualty claims and premiums	9,211	10,030
Accrued bonus	16,771	36,916
Theatre and other closure	7,709	6,405
Accrued licensing and percentage rent	14,399	19,241
Current portion of pension and other benefits liabilities	781	766
Other	14,853	19,831

	$136,262	$170,920

Other long-term liabilities:
Unfavorable lease obligations	$165,073	$194,233
Deferred rent	120,184	55,272
Pension and other benefits	48,436	30,177
RealD deferred lease incentive	16,047	18,635
Casualty claims and premiums	10,327	9,525
Theatre and other closure	45,126	48,758
Other	14,524	14,346

	$419,717	$370,946